LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT
Defined contribution plans expense	$ 261,000	$ 285,000	$ 214,000